Intangible Assets and Other Assets, Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Components of Other Assets [Line Items]
Corporate/bank-owned life insurance	$ 20,807	$ 20,619
Accounts receivable	23,646	20,831
Operating lease assets (lessor)	5,790	6,182
Operating lease ROU assets (lessee)	3,837	3,805
Other	15,945	12,207
Total other assets	75,834	67,259
AFS And HTM debt securities [Member]
Components of Other Assets [Line Items]
Interest receivable	1,572	1,360
Loans [Member]
Components of Other Assets [Line Items]
Interest receivable	3,470	1,950
Trading and other [Member]
Components of Other Assets [Line Items]
Interest receivable	$ 767	$ 305